Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued and other current liabilities:
Accrued research and development expenses	$ 1,055	$ 586
Professional services	743	531
Accrued employee expenses	456
Other accrued expenses	113	5
Accrued insurance expenses	8	607
Total accrued and other current liabilities	$ 2,375	$ 1,729